Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2025
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
12.	Supplemental Cash Flow Information

Payments for interest and income taxes were as follows:

	Six months ended June 30,
	2025	2024
Interest	$—	$—
Income taxes	$—	$—

Non-cash transactions:

On May 18, 2024, the Company issued 50,000 ordinary shares of US$1 each to its holding company by debiting US$50,000 due from immediate holding company, it was fully settled by way of settling the expenses on behalf of the Company during the six months ended June 30, 2025.